INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Loss from Continuing Operations Before Income Tax Provision

The components of loss from continuing operations before income tax provision consist of the following (in thousands):

	Year Ended December 31,
	2015	2014	2013
U.S. operations	$(184,524)	$(133,463)	$(189,333)
Foreign operations	14,273	17,439	17,323

	$(170,251)	$(116,024)	$(172,010)

Components of Income Tax Provision from Continuing Operations

The income tax provision from continuing operations consists of the following (in thousands):

	Year Ended December 31,
	2015	2014	2013
Current income taxes:
U.S. federal	$597	$(309)	$840
U.S. state	1,042	310	429
Foreign	4,677	5,989	6,373

Total current income taxes	6,316	5,990	7,642

Deferred income taxes:
U.S. federal	6,095	(6,579)	9,610
U.S. state	919	(2,120)	767
Foreign	(1,074)	(2,011)	(568)

Total deferred income taxes	5,940	(10,710)	9,809

Total income tax provision (benefit)	$12,256	$(4,720)	$17,451

Difference Between Income Tax Provision Derived by Applying U.S. Federal Statutory Income Tax Rate and Recognized Income Tax Provision

The difference between the income tax provision (benefit) derived by applying the U.S. federal statutory income tax rate of 35% and the recognized income tax provision is as follows (in thousands):

	Year Ended December 31,
	2015	2014	2013
Income tax provision (benefit) derived by applying the U.S. federal statutory income tax rate to loss before income taxes	$(59,586)	$(40,595)	$(60,217)
Add (deduct) the effect of:
State tax benefit, net	(4,996)	(2,564)	(3,494)
Change in state effective tax rates	(604)	(803)	(687)
Foreign earnings repatriation	(622)	(1,646)	2,678
Unrecognized tax benefits	1,678	949	2,767
Goodwill impairment	—	—	16,644
Valuation allowance	72,655	35,503	64,547
Research tax credit	(758)	(647)	(1,249)
Equity compensation benefit	—	—	(2,864)
Permanent differences and other, net	(2,726)	4,912	(456)
Foreign rate differential	5,875	—	—
Other	1,340	171	(218)

	$12,256	$(4,720)	$17,451

Components of Deferred Income Tax Assets and Liabilities

The components of deferred income tax assets and liabilities are as follows (in thousands):

	December 31, 2015	December 31, 2014
Deferred tax assets:
Net operating loss carryforwards	$264,343	$214,319
Receivables reserve	19,654	26,709
Other	43,722	39,284

Gross deferred tax assets	327,719	280,312
Valuation allowance	(223,385)	(137,520)

Net deferred tax assets	104,334	142,792

Deferred tax liabilities:
Intangible assets	(303,993)	(343,370)
Foreign earnings repatriation	(11,730)	(13,012)
Other	(1,225)	(3,987)

Gross deferred tax liabilities	(316,948)	(360,369)

Net deferred tax liabilities	$(212,614)	$(217,577)

Reconciliation of Beginning and Ending Amount of Gross Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of gross unrecognized tax benefits is as follows (in thousands):

	Year Ended December 31,
	2015	2014	2013
Balance, beginning of year	$13,905	$14,469	$12,342
Additions based on tax positions related to current year	922	1,502	1,531
Additions for tax positions related to prior years	194	354	975
Reduction due to lapse of statute of limitations	(120)	(709)	(379)
Reductions for settlements of tax positions	—	(1,711)	—

Balance, end of year	$14,901	$13,905	$14,469